UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

FORM N-Q

MARCH 31, 2014

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

Schedule of investments (unaudited)	March 31, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS (a) - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			832,811	$12,525,473
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			745,335	14,429,683
Legg Mason Strategic Real Return Fund, Class IS Shares			636,116	9,109,185
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			66,133	13,818,480
ClearBridge Appreciation Fund, Class IS Shares			718,028	13,965,640
ClearBridge International Value Fund, Class IS Shares			1,151,525	13,254,054
ClearBridge Mid Cap Core Fund, Class IS Shares			201,678	6,594,855
ClearBridge Small Cap Growth Fund, Class IS Shares			310,359	9,217,673
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			944,904	14,957,825
The Royce Fund - Royce Value Fund, Institutional Class Shares			686,720	9,401,197
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			252,906	2,883,129
Western Asset High Yield Fund, Class IS Shares			399,720	3,693,412
Western Asset Total Return Unconstrained Fund, Class IS Shares			476,999	5,080,038

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $84,764,309)				128,930,644

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity - $14,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value - $14,280) (Cost - $14,000)	0.050%	4/1/14	$14,000	14,000

TOTAL INVESTMENTS - 100.0% (Cost - $84,778,309#)				128,944,644
Liabilities in Excess of Other Assets - (0.0)%				(10,263)

TOTAL NET ASSETS - 100.0%				$128,934,381

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

Schedule of investments (unaudited)	March 31, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS (a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			218,213	$3,281,917
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			277,143	5,365,487
Legg Mason Strategic Real Return Fund, Class IS Shares			253,683	3,632,740
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			23,974	5,009,346
ClearBridge Appreciation Fund, Class IS Shares			266,504	5,183,495
ClearBridge International Value Fund, Class IS Shares			327,654	3,771,298
ClearBridge Mid Cap Core Fund, Class IS Shares			74,206	2,426,527
ClearBridge Small Cap Growth Fund, Class IS Shares			89,959	2,671,793
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			345,770	5,473,534
The Royce Fund - Royce Value Fund, Institutional Class Shares			197,092	2,698,186
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			463,281	5,281,406
Western Asset High Yield Fund, Class IS Shares			217,488	2,009,590
Western Asset Total Return Unconstrained Fund, Class IS Shares			476,234	5,071,897

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $34,502,782)				51,877,216

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity - $36,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value - $36,720) (Cost - $36,000)	0.050%	4/1/14	$36,000	36,000

TOTAL INVESTMENTS - 100.0% (Cost - $34,538,782#)				51,913,216
Liabilities in Excess of Other Assets - (0.0)%				(24,024)

TOTAL NET ASSETS - 100.0%				$51,889,192

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Schedule of investments (unaudited)	March 31, 2014

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS (a) - 99.8%
Legg Mason Global Asset Management Trust: Legg Mason Batterymarch International Equity Trust, Class IS Shares			365,001	$5,489,619
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			473,619	9,169,261
Legg Mason Strategic Real Return Fund, Class IS Shares			607,627	8,701,224
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares			39,304	8,212,468
ClearBridge Appreciation Fund, Class IS Shares			449,466	8,742,115
ClearBridge International Value Fund, Class IS Shares			466,414	5,368,425
ClearBridge Mid Cap Core Fund, Class IS Shares			142,597	4,662,922
ClearBridge Small Cap Growth Fund, Class IS Shares			176,669	5,247,075
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			599,941	9,497,072
The Royce Fund - Royce Value Fund, Institutional Class Shares			387,709	5,307,732
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,783,630	31,733,380
Western Asset High Yield Fund, Class IS Shares			807,853	7,464,564
Western Asset Total Return Unconstrained Fund, Class IS Shares			1,518,073	16,167,476

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $93,299,109)				125,763,333

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity - $295,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value - $300,900) (Cost - $295,000)	0.050%	4/1/14	$295,000	295,000

TOTAL INVESTMENTS - 100.1% (Cost - $93,594,109#)				126,058,333
Liabilities in Excess of Other Assets - (0.1)%				(72,993)

TOTAL NET ASSETS - 100.0%				$125,985,340

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$128,930,644	—	—	$128,930,644
Short-term investments†	—	$14,000	—	14,000

Total investments	$128,930,644	$14,000	—	$128,944,644

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$51,877,216	—	—	$51,877,216
Short-term investments†	—	$36,000	—	36,000

Total investments	$51,877,216	$36,000	—	$51,913,216

†	See Schedules of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$125,763,333	—	—	$125,763,333
Short-term investments†	—	$295,000	—	295,000

Total investments	$125,763,333	$295,000	—	$126,058,333

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to

Notes to Schedule of Investments (unaudited) (continued)

satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such underlying fund at a time that is unfavorable to the Portfolios. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Legg Mason Variable Lifestyle Allocation 85%	$44,166,335	—	$44,166,335
Legg Mason Variable Lifestyle Allocation 70%	17,374,434	—	17,374,434
Legg Mason Variable Lifestyle Allocation 50%	32,464,224	—	32,464,224

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Fund did not invest in any derivative instruments.

4. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which a Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on each Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2014. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2014.

Lifestyle Allocation 85%	Affiliate					Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Affiliate	Realized Gain (Loss) from Sale of Affiliated
	Value at	Purchased		Sold		Underlying	Underlying	Value at	Underlying
	12/31/13	Cost	Shares	Cost	Shares	Funds	Funds	3/31/14	Funds
Legg Mason Batterymarch International Equity Trust, Class IS Shares	$12,779,795	$58,372	3,938	$383,702	26,535	—	—	$12,525,473	$11,328
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	14,494,050	67,353	3,625	445,783	24,361	—	—	14,429,683	10,021
Legg Mason Strategic Real Return Fund, Class IS Shares	8,403,638	721,908	52,260	284,752	20,287	—	—	9,109,185	(1,141)
ClearBridge Aggressive Growth Fund, Class IS Shares	13,658,671	61,366	301	474,226	3,494	—	—	13,818,480	221,062
ClearBridge Appreciation Fund, Class IS Shares	14,212,255	65,856	3,468	443,465	23,356	—	—	13,965,640	2,210
ClearBridge International Value Fund, Class IS Shares	13,864,231	61,366	5,383	899,905	80,781	—	—	13,254,054	15,383
ClearBridge Mid Cap Core Fund, Class IS Shares	6,582,194	29,935	944	195,212	6,384	—	—	6,594,855	7,368
ClearBridge Small Cap Growth Fund, Class IS Shares	9,750,960	43,405	1,446	415,442	18,960	—	—	9,217,673	148,299
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,035,036	68,849	4,470	451,612	30,195	—	—	14,957,825	14,320
Royce Value Fund, Institutional Class Shares	9,546,306	43,405	3,305	289,680	22,151	—	—	9,401,197	4,060
Western Asset Core Plus Bond Fund, Class IS Shares	2,883,041	39,673	3,490	91,806	8,229	$25,903	—	2,883,129	1,381
Western Asset High Yield Fund, Class IS Shares	3,688,067	74,731	8,140	120,605	13,257	56,770	—	3,693,412	943
Western Asset Total Return Unconstrained Fund, Class IS Shares	4,763,130	426,478	40,401	163,679	15,312	32,531	—	5,080,038	(1,615)

	$129,661,374	$1,762,697		$4,659,869		$115,204	—	$128,930,644	$433,619

Lifestyle Allocation 70%	Affiliate					Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Affiliate	Realized Gain (Loss) from Sale of Affiliated
	Value at	Purchased		Sold		Underlying	Underlying	Value at	Underlying
	12/31/13	Cost	Shares	Cost	Shares	Funds	Funds	3/31/14	Funds
Legg Mason Batterymarch International Equity Trust, Class IS Shares	$3,395,223	$9,132	601	$118,226	9,646	—	—	$3,281,917	$24,387
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	5,466,495	14,977	792	229,915	12,576	—	—	5,365,487	3,970
Legg Mason Strategic Real Return Fund, Class IS Shares	3,476,277	210,228	15,209	158,421	11,438	—	—	3,632,740	1,306
ClearBridge Aggressive Growth Fund, Class IS Shares	5,109,836	13,516	64	86,884	2,026	—	—	5,009,346	314,183
ClearBridge Appreciation Fund, Class IS Shares	5,349,765	14,612	755	227,589	12,017	—	—	5,183,495	592
ClearBridge International Value Fund, Class IS Shares	4,067,785	10,594	907	321,065	33,234	—	—	3,771,298	54,367
ClearBridge Mid Cap Core Fund, Class IS Shares	2,455,192	6,575	202	99,239	3,252	—	—	2,426,527	3,443
ClearBridge Small Cap Growth Fund, Class IS Shares	2,928,523	7,671	248	167,453	8,760	—	—	2,671,793	92,342
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,683,821	15,342	975	275,859	22,140	—	—	5,473,534	63,731
Royce Value Fund, Institutional Class Shares	2,863,322	7,671	570	192,026	15,106	—	—	2,698,186	7,770
Western Asset Core Plus Bond Fund, Class IS Shares	5,110,390	307,665	27,341	232,336	20,752	$47,615	—	5,281,406	2,691
Western Asset High Yield Fund, Class IS Shares	2,035,530	36,930	4,018	90,100	9,969	31,085	—	2,009,590	1,172
Western Asset Total Return Unconstrained Fund, Class IS Shares	4,925,136	322,309	30,525	226,971	21,571	32,697	—	5,071,897	1,210

	$52,867,295	$977,222		$2,426,084		$111,397	—	$51,877,216	$571,164

Lifestyle Allocation 50%	Affiliate					Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Affiliate	Realized Gain (Loss) from Sale of Affiliated
	Value at	Purchased		Sold		Underlying	Underlying	Value at	Underlying
	12/31/13	Cost	Shares	Cost	Shares	Funds	Funds	3/31/14	Funds
Legg Mason Batterymarch International Equity Trust, Class IS Shares	$5,567,745	$20,917	1,406	$129,781	9,079	—	—	$5,489,619	$4,766
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	9,374,804	35,682	1,896	434,677	23,774	—	—	9,169,261	9,844
Legg Mason Strategic Real Return Fund, Class IS Shares	8,436,049	234,452	16,963	221,741	15,810	—	—	8,701,224	(135)
ClearBridge Aggressive Growth Fund, Class IS Shares	8,357,963	30,761	153	390,956	3,271	—	—	8,212,468	251,906
ClearBridge Appreciation Fund, Class IS Shares	9,079,045	34,452	1,798	446,005	23,726	—	—	8,742,115	5,601
ClearBridge International Value Fund, Class IS Shares	5,765,587	20,917	1,836	399,896	45,651	—	—	5,368,425	114,650
ClearBridge Mid Cap Core Fund, Class IS Shares	4,625,616	17,226	541	106,932	3,496	—	—	4,662,922	3,871
ClearBridge Small Cap Growth Fund, Class IS Shares	5,735,626	20,917	698	333,017	16,888	—	—	5,247,075	166,529
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	9,824,253	36,913	2,384	444,087	36,675	—	—	9,497,072	118,348
Royce Value Fund, Institutional Class Shares	5,615,685	20,917	1,566	377,762	28,912	—	—	5,307,732	6,784
Western Asset Core Plus Bond Fund, Class IS Shares	30,255,660	1,694,106	150,559	799,837	70,742	$284,587	—	31,733,380	1,110
Western Asset High Yield Fund, Class IS Shares	7,405,244	144,297	15,716	192,102	20,733	114,767	—	7,464,564	(2,154)
Western Asset Total Return Unconstrained Fund, Class IS Shares	15,519,428	892,710	84,546	411,116	38,904	103,728	—	16,167,476	437

	$125,562,705	$3,204,267		$4,687,909		$503,082	—	$125,763,333	$681,557

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014